Cash and cash equivalents (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents
Short-term investments	$ 5,516	$ 6,425
Cash and banks	3,229	4,269
Total cash and cash equivalents	$ 8,745	$ 10,694	$ 10,118	$ 14,054